Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Realized financial derivatives loss	$ 334,481	$ 184,241
Unrealized financial derivatives (gain) loss	(135,471)	103,631
Financial derivatives loss	$ 199,010	$ 287,872